Other reserves - Others (Details)								1 Months Ended	13 Months Ended
	Dec. 13, 2019 CNY (¥)	Nov. 27, 2019 USD ($) shares	Nov. 27, 2019 CNY (¥) shares	Nov. 26, 2019 USD ($) shares	Nov. 26, 2019 CNY (¥) shares	Mar. 11, 2019 USD ($) shares	Mar. 11, 2019 CNY (¥) shares	Apr. 30, 2018 CNY (¥)	Aug. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of reserves within equity [line items]
Total consideration | ¥	¥ 2,007,034,549							¥ 4,750,965,000	¥ 192,082,000
Aggregate par value | ¥	6,549,000							6,000,000	257,000	¥ 73,000	¥ 66,000
Share issuance transaction cost | ¥								20,585,000
Share premium | ¥	¥ 2,007,028,000							¥ 4,730,375,000	¥ 192,082,000
Share subscription agreement, September 2019
Disclosure of reserves within equity [line items]
Total consideration		$ 5,284,830	¥ 37,175,000
National Dream Limited
Disclosure of reserves within equity [line items]
Total consideration						$ 13,114,000	¥ 88,030,000
Ordinary shares subscribed by related party | shares						1,748,501	1,748,501
Great Lakes Limited
Disclosure of reserves within equity [line items]
Total consideration				$ 9,506,400	¥ 66,877,000
Ordinary shares subscribed by related party | shares				1,267,520	1,267,520
Blossom View Limited | Share subscription agreement, September 2019
Disclosure of reserves within equity [line items]
Ordinary shares subscribed by related party | shares		563,714	563,714
Gold Planning Limited | Share subscription agreement, September 2019
Disclosure of reserves within equity [line items]
Ordinary shares subscribed by related party | shares		140,930	140,930